FAIR VALUE MEASUREMENTS - Fair value of the preferred and common warrants determined by using option pricing models assumptions (Details)	Dec. 31, 2023 Y	Jun. 22, 2023 Y	Jun. 14, 2023 Y
Expected term (years)
FAIR VALUE MEASUREMENTS
Fair value of the preferred and common warrants, measurement input	4.46	5.00	5.00
Risk-free interest rate
FAIR VALUE MEASUREMENTS
Fair value of the preferred and common warrants, measurement input	0.0381	0.0395	0.0398
Expected volatility
FAIR VALUE MEASUREMENTS
Fair value of the preferred and common warrants, measurement input	0.500	0.500	0.500
Expected dividend yield
FAIR VALUE MEASUREMENTS
Fair value of the preferred and common warrants, measurement input	0.000	0.000	0.000